Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2015 Fund
June 30, 2025
Z15-NPRT1-0825
1.9884234.108
Bond Funds - 61.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	81,597	816,786
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	41,617	320,870
Fidelity Series Corporate Bond Fund (a)	54,910	515,605
Fidelity Series Emerging Markets Debt Fund (a)	4,861	39,377
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,207	11,594
Fidelity Series Floating Rate High Income Fund (a)	817	7,241
Fidelity Series Government Bond Index Fund (a)	92,126	845,715
Fidelity Series High Income Fund (a)	837	7,365
Fidelity Series International Credit Fund (a)	8	66
Fidelity Series International Developed Markets Bond Index Fund (a)	42,271	368,603
Fidelity Series Investment Grade Bond Fund (a)	78,713	795,006
Fidelity Series Investment Grade Securitized Fund (a)	54,872	492,205
Fidelity Series Long-Term Treasury Bond Index Fund (a)	57,269	308,105
Fidelity Series Real Estate Income Fund (a)	714	7,151
TOTAL BOND FUNDS (Cost $4,590,285)		4,535,689

Domestic Equity Funds - 17.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	14,519	300,103
Fidelity Series Commodity Strategy Fund (a)	182	16,571
Fidelity Series Large Cap Growth Index Fund (a)	7,174	193,059
Fidelity Series Large Cap Stock Fund (a)	6,907	178,823
Fidelity Series Large Cap Value Index Fund (a)	21,008	362,396
Fidelity Series Small Cap Core Fund (a)	6,919	80,678
Fidelity Series Small Cap Opportunities Fund (a)	2,563	37,451
Fidelity Series Value Discovery Fund (a)	8,021	129,704
TOTAL DOMESTIC EQUITY FUNDS (Cost $919,764)		1,298,785

International Equity Funds - 19.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	5,070	93,242
Fidelity Series Emerging Markets Fund (a)	9,106	92,976
Fidelity Series Emerging Markets Opportunities Fund (a)	17,373	372,126
Fidelity Series International Growth Fund (a)	11,303	224,369
Fidelity Series International Index Fund (a)	5,904	84,423
Fidelity Series International Small Cap Fund (a)	4,972	98,636
Fidelity Series International Value Fund (a)	14,562	222,355
Fidelity Series Overseas Fund (a)	13,816	223,814
Fidelity Series Select International Small Cap Fund (a)	553	7,363
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,042,932)		1,419,304

Short-Term Funds - 1.6%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	2,786	28,111
Fidelity Series Treasury Bill Index Fund (a)	8,801	87,479
TOTAL SHORT-TERM FUNDS (Cost $115,530)		115,590

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $29,262)	4.42	29,263	29,263

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,697,773)	7,398,631
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	7,398,631

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	890,613	46,442	124,991	3,297	(1,032)	5,754	816,786	81,597
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	359,088	11,946	47,826	1,384	(7,662)	5,324	320,870	41,617
Fidelity Series Blue Chip Growth Fund	342,235	13,145	112,873	-	28,276	29,320	300,103	14,519
Fidelity Series Canada Fund	100,008	1,738	22,427	-	3,730	10,193	93,242	5,070
Fidelity Series Commodity Strategy Fund	18,758	334	1,901	-	(122)	(498)	16,571	182
Fidelity Series Corporate Bond Fund	590,007	20,587	97,703	6,535	(1,464)	4,178	515,605	54,910
Fidelity Series Emerging Markets Debt Fund	43,751	1,430	6,401	628	191	406	39,377	4,861
Fidelity Series Emerging Markets Debt Local Currency Fund	12,229	203	1,720	-	147	735	11,594	1,207
Fidelity Series Emerging Markets Fund	105,670	11,575	33,814	-	2,892	6,653	92,976	9,106
Fidelity Series Emerging Markets Opportunities Fund	422,917	49,262	139,578	-	14,387	25,138	372,126	17,373
Fidelity Series Floating Rate High Income Fund	8,151	304	1,229	158	(14)	29	7,241	817
Fidelity Series Government Bond Index Fund	956,242	53,177	161,425	8,284	(6,297)	4,018	845,715	92,126
Fidelity Series Government Money Market Fund	1,136	57,379	29,252	420	-	-	29,263	29,263
Fidelity Series High Income Fund	8,106	277	1,229	129	13	198	7,365	837
Fidelity Series International Credit Fund	65	-	-	1	-	1	66	8
Fidelity Series International Developed Markets Bond Index Fund	409,883	15,291	61,616	1,990	(462)	5,507	368,603	42,271
Fidelity Series International Growth Fund	232,607	30,406	67,025	-	11,465	16,916	224,369	11,303
Fidelity Series International Index Fund	89,997	11,446	28,531	-	5,435	6,076	84,423	5,904
Fidelity Series International Small Cap Fund	107,415	1,214	28,219	-	3,953	14,273	98,636	4,972
Fidelity Series International Value Fund	241,991	24,792	76,319	-	18,544	13,347	222,355	14,562
Fidelity Series Investment Grade Bond Fund	907,694	36,793	150,345	9,044	(4,653)	5,517	795,006	78,713
Fidelity Series Investment Grade Securitized Fund	570,860	18,842	96,305	5,968	(4,305)	3,113	492,205	54,872
Fidelity Series Large Cap Growth Index Fund	220,154	8,951	68,837	267	19,289	13,502	193,059	7,174
Fidelity Series Large Cap Stock Fund	203,260	8,571	59,905	-	12,457	14,440	178,823	6,907
Fidelity Series Large Cap Value Index Fund	418,192	30,801	99,211	-	9,748	2,866	362,396	21,008
Fidelity Series Long-Term Treasury Bond Index Fund	294,736	59,918	39,497	3,024	(6,574)	(478)	308,105	57,269
Fidelity Series Overseas Fund	236,389	29,233	74,581	-	16,344	16,429	223,814	13,816
Fidelity Series Real Estate Income Fund	8,120	248	1,252	104	(71)	106	7,151	714
Fidelity Series Select International Small Cap Fund	1,477	5,015	13	-	-	884	7,363	553
Fidelity Series Short-Term Credit Fund	6,536	28,453	7,026	120	275	(127)	28,111	2,786
Fidelity Series Small Cap Core Fund	96,020	2,686	23,835	-	(2,954)	8,761	80,678	6,919
Fidelity Series Small Cap Opportunities Fund	42,700	1,167	9,761	-	971	2,374	37,451	2,563
Fidelity Series Treasury Bill Index Fund	10,983	129,224	52,594	1,029	(51)	(83)	87,479	8,801
Fidelity Series Value Discovery Fund	150,099	11,455	35,518	-	1,079	2,589	129,704	8,021
	8,108,089	722,305	1,762,759	42,382	113,535	217,461	7,398,631

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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